SHAREHOLDERS' DEFICIENCY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' DEFICIENCY
SHAREHOLDERS' DEFICIENCY

NOTE 10:-SHAREHOLDERS’ DEFICIENCY

a. Ordinary share capital is composed as follows:

On July 6, 2021, the Company’s board of directors approved a 1: 0.905292 stock split which was effected on March 7, 2022. As a result, all Ordinary shares, Convertible preferred shares, options for Ordinary Shares, warrants to Preferred Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.

	December 31, 2020		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

	Number of shares
Ordinary shares of no-par value (*)	72,423,360	40,433,578	72,423,360	40,528,913
(*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.

NOTE 10:-SHAREHOLDERS’ DEFICIENCY (continued)

b. Ordinary shares rights:

(i)

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

(ii)	In July 2019, HekaBio K.K. invested an amount of $ 5,250 into the Company, in exchange for 1,302,132 Ordinary shares and 651,067 warrants to ordinary shares of the Company.

c. Share option plans:

The Company has authorized through its 2016 Share Option Plan (the “Plan”), an available pool of Ordinary shares of the Company from which to grant options to officers, directors, advisors, management and other key employees of up to 7,611,725 Ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant. As of December 31, 2021, 442,439 of the Company’s options are available for future grants.

A summary of the status of options under the Plan as of December 31, 2021 and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2021
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual
Employees	of options	price	value	life (years)
Outstanding at beginning of year	4,062,408	$3.40	$944,820	7.78
Granted	1,321,211	$9.81
Exercised	(4,809)	$4.42
Forfeited and cancelled	(53,238)	$5.16

Outstanding at end of year	5,325,572	$4.97	$17,854,046	7.42
Exercisable options	3,233,657	$3.23	$14,184,527	6.56

	Year ended December 31, 2021
				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number	exercise	intrinsic	contractual
Service Providers	of options	price	value	life (years)
Outstanding at beginning of year	662,006	$2.79	$313,200	6.91
Granted	140,667	$9.79
Exercised	(81,476)	$1.10
Forfeited and cancelled	—

Outstanding at end of year	721,197	$4.34	$2,695,213	6.61
Exercisable options	580,745	$3.05	$2,649,873	5.89

NOTE 10:-SHAREHOLDERS’ DEFICIENCY (continued)

A summary of the status of RSUs under the Plan as of December 31, 2021 and changes during the relevant period ended on that date is presented below:

Number of RSU
Outstanding at beginning of year	—
Granted	1,036,850
Forfeited and cancelled	(5,600)
Outstanding on December 31, 2021	1,031,250

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the year ended December 31, 2020 and 2021, was comprised as follows:

	Year ended December 31,
	2019	2020	2021
Research and development	$380	$372	$654
Marketing expenses	18	20	7
General and administrative	148	204	151
Total share-based compensation expense	$546	$596	$812

As of December 31, 2021, there were unrecognized compensation costs of $ 2,280, which are expected to be recognized over a weighted average period of approximately 3.28 years. The weighted average exercise price of the Company’s options granted during the year ended December 31, 2019, 2020 and 2021 was $4.06, $4.42 and $9.81, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2021, 2020 and 2019, was $4.45, $0.76 and $0.6, respectively.

d. Warrants to investors:

(i)

As part of 2016 investment round, the Company granted the investors 6,789,694 warrants. In December 2019, these warrants were exercised into 5,316,493 Ordinary shares of no-par value, of them 1,412,520 were exercised on a cash basis in consideration of approximately $ 1,560, and 5,377,174 were exercised on a cashless basis at a ratio of approximately 0.73 Ordinary share per exercised warrant.

(ii)

As part of the 2018 SPA, the Company granted 9,053 warrants to ordinary shares to a public service foundation in Israel. The warrants were exercised on July 15, 2021 into 9,053 Ordinary shares of no-par value with no consideration.

(iii)	In July 2019, as part of the investment round of HekaBio K.K, the investors received 651,067 warrants to Ordinary shares with an exercise price of $ 5.04 to be exercise within 4 years from grant date.

e. Warrants to consultants:

(i)	In April 2016, 67,897 warrants to Ordinary shares were issued to a consultant for services received to be exercised within 7 years from grant date.

NOTE 10:-SHAREHOLDERS’ DEFICIENCY (continued)

(ii)

In April 2020 879,609 warrants were exercised into 556,548 Ordinary shares of no-par value, for $ 30 received in cash and the rest exercised on a cashless basis. In addition, in November 2020, 90,529 warrants were exercised into 67,897 Ordinary shares of no-par value, all on a cashless basis.